Fair Value Measurements - Schedule of Value of Assets and Liabilities Measured on Recurring Basis (Detail) - USD ($)	Sep. 26, 2021	Jun. 30, 2021	Dec. 31, 2020
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Cash and marketable securities held in trust account		$ 250,112,265	$ 250,052,906
Total fair value	$ 94,947,000
Forward purchase agreement liability [Member] | Empower Ltd [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value		3,250,000	2,050,000
Acquisition Contingent Consideration Payable
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	24,373,000
Earn-Out Liability
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	24,588,000
Warrant Liability – Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	30,400,000
Warrant Liability – Public Warrants [Member] | Empower Ltd [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value		15,666,666	9,583,333
Warrant Liability Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	15,586,000
Warrant Liability Private Placement Warrants [Member] | Empower Ltd [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value		$ 9,566,667	5,506,667
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	30,400,000
Level 1 [Member] | Empower Ltd [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Cash and marketable securities held in trust account			250,052,906
Level 1 [Member] | Acquisition Contingent Consideration Payable
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 1 [Member] | Earn-Out Liability
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 1 [Member] | Warrant Liability – Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	30,400,000
Level 1 [Member] | Warrant Liability – Public Warrants [Member] | Empower Ltd [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value			9,583,333
Level 1 [Member] | Warrant Liability Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 2 [Member] | Acquisition Contingent Consideration Payable
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 2 [Member] | Earn-Out Liability
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 2 [Member] | Warrant Liability – Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 2 [Member] | Warrant Liability Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	64,547,000		9,200,000
Level 3 [Member] | Forward purchase agreement liability [Member] | Empower Ltd [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value			2,050,000
Level 3 [Member] | Acquisition Contingent Consideration Payable
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	24,373,000
Level 3 [Member] | Earn-Out Liability
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	24,588,000		0
Level 3 [Member] | Warrant Liability – Public Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	0
Level 3 [Member] | Warrant Liability Private Placement Warrants [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value	$ 15,586,000
Level 3 [Member] | Warrant Liability Private Placement Warrants [Member] | Empower Ltd [Member]
Fair Value Measurements (Details) - Schedule of value assets measured on recurring basis [Line Items]
Total fair value			$ 5,506,667